GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2020 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Australia: 6.3%
83,880	Corporate Travel Management Ltd.	$447,300
25,491	Sonic Healthcare Ltd.	379,349
		826,649

	China: 51.7%
70,000	AAC Technologies Holdings Inc.	358,259
2,100	Alibaba Group Holding Ltd. - ADR	408,408
59,000	Anhui Conch Cement Co., Ltd. - H Shares	408,818
5,400	Autohome Inc.	383,508
3,900	Baidu Inc.*	393,081
476,000	China Construction Bank Corp. - H Shares	386,878
341,000	China Lesso Group Holdings Ltd.	447,161
96,000	China Merchants Bank Co., Ltd. - H Shares	432,386
275,000	Geely Automobile Holdings Ltd.	400,882
1,540	NetEase Inc. - ADR	494,278
3,400	New Oriental Education & Technology Group Inc. - ADR*	368,016
15,000	Noah Holdings Ltd.*	387,900
41,500	Ping An Insurance Group Co., of China Ltd. - H Shares	406,598
382,000	Shenzhen Expressway Co., Ltd. - H Shares	387,361
24,000	Shenzhou International	254,461
278,000	Sino Biopharmaceutical Ltd.	364,685
10,500	Tencent Holdings Ltd.	516,692
		6,799,372

	Malaysia: 2.6%
93,100	Public Bank Bhd	341,733

	Singapore: 2.5%
25,079	DBS Group Holdings Ltd.	324,599

	South Korea: 8.6%
46,930	Hanon Systems	340,448
5,210	KT&G Corp.	318,119
12,050	Samsung Electronics Co., Ltd.	467,486
		1,126,053

	Taiwan: 19.0%
64,000	Catcher Technology Co., Ltd.	$411,596
127,000	Elite Material Co., Ltd.	442,252
3,800	Largan Precision Co., Ltd.	474,365
77,000	Novatek Microelectronics Corp.	436,495
2	Shin Zu Shing Co., Ltd.	8
26,000	St Shine Optical Co., Ltd.	266,561
52,000	Taiwan Semiconductor Manufacturing Co., Ltd.	470,302
		2,501,579
	Thailand: 5.8%
47,000	Electricity Generating PCL/Foreign	329,778
469,900	PTT PCL/Foreign	434,519
		764,297

	United States: 3.0%
5,900	QUALCOMM Inc.	399,135

	Total Common Stocks	13,083,417
	(cost $10,936,181)

	Total Investments in Securities	13,083,417
	(cost $10,936,181): 99.5%

	Other Assets less Liabilities: 0.5%	70,762

	Net Assets: 100.0%	$13,154,179

* Non-income producing security.

ADR - American Depository Receipt